Private Placement (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2022	Dec. 31, 2021
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate purchase	21,000
Price of per private unit	$ 10
Aggregate purchase price	$ 210,000
Brilliant Acquisition Corp [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase	21,000
Price of per private unit	$ 10
Aggregate purchase price	$ 210,000
Brilliant Acquisition Corp [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Price of per private unit	$ 10
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase		240,000
Price of per private unit		$ 10
Aggregate purchase price		$ 2,400,000
Sponsor [Member] | Brilliant Acquisition Corp [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase			240,000
Price of per private unit			$ 10
Aggregate purchase price			$ 2,400,000